Risk management - Credit risk exposure by geographical areas (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2024 KRW (₩)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 398,471,816	[1]	$ 269,602,041	₩ 373,148,148	[1]
Securities at amortized cost		19,203,177		12,992,677	23,996,172
Financial assets at FVTPL	[2]	17,076,619			12,930,109
Financial assets at FVTOCI		42,922,671			36,694,111
Derivative assets (Designated for hedging)		175,191		$ 118,532	26,708
Off balance sheet item
Off-balance accounts		150,474,850			140,622,493
Total		628,324,324			587,417,741
Korea
Categories of financial assets
Loans and other financial assets at amortized cost		367,026,768			345,748,021
Securities at amortized cost		18,052,871			22,529,414
Financial assets at FVTPL		12,643,738			10,103,182
Financial assets at FVTOCI		37,746,319			32,422,652
Derivative assets (Designated for hedging)		165,089			26,010
Off balance sheet item
Off-balance accounts		144,006,247			136,287,485
Total		579,641,032			547,116,764
China
Categories of financial assets
Loans and other financial assets at amortized cost		5,784,272			5,068,801
Securities at amortized cost		197,188			111,832
Financial assets at FVTPL		88			519
Financial assets at FVTOCI		589,277			724,786
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		1,213,479			921,904
Total		7,784,304			6,827,842
USA
Categories of financial assets
Loans and other financial assets at amortized cost		7,108,462			5,527,208
Securities at amortized cost		712,761			1,049,669
Financial assets at FVTPL		1,824,414			1,507,518
Financial assets at FVTOCI		3,157,655			2,367,997
Derivative assets (Designated for hedging)		3,216			0
Off balance sheet item
Off-balance accounts		1,805,060			745,832
Total		14,611,568			11,198,224
UK
Categories of financial assets
Loans and other financial assets at amortized cost		584,060			260,834
Securities at amortized cost		0			0
Financial assets at FVTPL		553,842			355,478
Financial assets at FVTOCI		190,801			7
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		87,755			20,045
Total		1,416,458			636,364
Japan
Categories of financial assets
Loans and other financial assets at amortized cost		850,872			617,188
Securities at amortized cost		0			0
Financial assets at FVTPL		430,341			143,229
Financial assets at FVTOCI		22,112			32,194
Derivative assets (Designated for hedging)		6,886			698
Off balance sheet item
Off-balance accounts		20,758			26,351
Total		1,330,969			819,660
Others
Categories of financial assets
Loans and other financial assets at amortized cost	[3]	17,117,382			15,926,096
Securities at amortized cost	[3]	240,357			305,257
Financial assets at FVTPL	[3]	1,624,196			820,183
Financial assets at FVTOCI	[3]	1,216,507			1,146,475
Derivative assets (Designated for hedging)	[3]	0			0
Off balance sheet item
Off-balance accounts	[3]	3,341,551			2,620,876
Total	[3]	₩ 23,539,993			₩ 20,818,887

[1]	Cash and cash equivalents are not included.
[2]	Puttable financial instruments are not included.
[3]	Others consist of financial assets in Indonesia, Hong Kong, Germany, Australia, and other countries.